Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2023		1,755,570,000
Beginning balance at Dec. 31, 2023	$ 32,002	$ 28,117	$ (6,713)	$ 24	[1]	$ 1,913	[2]	$ 23,341	$ 8,661
Net income	1,121	0	665	0		0		665	456
Total other comprehensive income	10	0	0	10	[1]	0		10	0
Total comprehensive income	1,131	0	665	10	[1]	0		675	456
Transactions with owners
Dividends	(350)	0	(350)	0		0		(350)	0
Funding from non-controlling interests	52	0	0	0		0		0	52
Disbursements to non-controlling interests (note 14)	(290)	0	0	0		0		0	(290)
Dividend reinvestment plan (note 13)	0	$ 2	(2)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners		114,000
Increase (decrease) through treasury share transactions, equity	(50)	$ (48)	0	0		(2)	[2]	(50)	0
Share buyback program		(2,950,000)
Number of shares issued in transactions with owners		(2,836,000)
Total transactions with owners	(638)	$ (46)	(352)	0		(2)	[2]	(400)	(238)
Ending balance (shares) at Jun. 30, 2024		1,752,734,000
Ending balance at Jun. 30, 2024	32,495	$ 28,071	(6,400)	34	[1]	1,911	[2]	23,616	8,879
Beginning balance (shares) at Dec. 31, 2023		1,755,570,000
Beginning balance at Dec. 31, 2023	32,002	$ 28,117	(6,713)	24	[1]	1,913	[2]	23,341	8,661
Ending balance (shares) at Dec. 31, 2024		1,727,100,000
Ending balance at Dec. 31, 2024	33,256	$ 27,661	(5,269)	33	[1]	1,865	[2]	24,290	8,966
Net income	2,037	0	1,285	0		0		1,285	752
Total other comprehensive income	15	0	0	15	[1]	0		15	0
Total comprehensive income	2,052	0	1,285	15	[1]	0		1,300	752
Transactions with owners
Dividends	(342)	0	(342)	0		0		(342)	0
Loulo-Gounkoto loss of control	686								686
Funding from non-controlling interests	127	0	0	0		0		0	127
Disbursements to non-controlling interests (note 14)	(564)	0	0	0		0		0	(564)
Dividend reinvestment plan (note 13)	0	$ 2	(2)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners		86,000
Increase (decrease) through treasury share transactions, equity	$ (419)	$ (340)	0	0		(79)	[2]	(419)	0
Share buyback program	21,190,000	(21,192,000)
Number of shares issued in transactions with owners		(21,106,000)
Total transactions with owners	$ (1,884)	$ (338)	(344)	0		(79)	[2]	(761)	(1,123)
Ending balance (shares) at Jun. 30, 2025	1,705,993,790	1,705,994,000
Ending balance at Jun. 30, 2025	$ 33,424	$ 27,323	$ (4,328)	$ 48	[1]	$ 1,786	[2]	$ 24,829	$ 8,595

[1]	Includes cumulative translation losses at June 30, 2025: $95 million (December 31, 2024: $95 million; June 30, 2024: $95 million)
[2]	Includes additional paid-in capital as at June 30, 2025: $1,748 million (December 31, 2024: $1,827 million; June 30, 2024: $1,873 million).